Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Equity [Abstract]
Summary of Equity

(1)	Details of equity as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Capital
Common stock capital	3,611,338	3,640,303
Hybrid securities	1,895,366	2,294,381
Capital surplus
Paid in capital in excess of par	608,348	643,544
Others	17,763	38,841

Sub-total	626,111	682,385

Capital adjustments
Treasury stocks	—	(3,819)
Other adjustments (*1)	(1,775,312)	(1,747,242)

Sub-total	(1,775,312)	(1,751,061)

Accumulated other comprehensive income
Financial assets at FVTOCI	(9,833)	(162,522)
Changes in capital due to equity method	(2,609)	(138)
Loss from foreign business translation	(298,363)	(63,781)
Remeasurements of defined benefit plan	(261,195)	(195,944)
Loss on evaluation of cash flow hedge	(1,386)	5,553
Capital related to noncurrent assets held for sale	1,226	279

Sub-total	(572,160)	(416,553)

Retained earnings (*2)(*3)	19,268,265	21,347,472
Non-controlling interest (*4)	3,672,237	3,008,176

Total	26,725,845	28,805,103

(*1)
Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off
of Gyeongnam Bank and Gwangju Bank.

(*2)
The regulatory reserve for credit losses in retained earnings amounted to 2,547,547 million Won and 2,568,367 million Won and as of December 31, 2020 and 2021, respectively in accordance with the relevant article.

(*3)
The earned surplus reserve in retained earnings amounted to 62,830 million Won and 122,370 million Won as of December 31, 2020 and 2021 in accordance with the Article 53 of the Financial Holding Company Act.

(*4)
The hybrid securities issued by Woori Bank amounting to 3,105,070 million Won and 2,555,166 million Won as of December 31, 2020 and 2021, respectively, are recognized as non-controlling
interests. 162,362 million Won and 144,923 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling
interests for the years ended December 31, 2020 and 2021, respectively.

Summary of Authorized Shares And Others
(2)	The number of authorized shares and others of the Group are as follows:

	December 31, 2020	December 31, 2021
Shares of common stock authorized	4,000,000,000 Shares	4,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	722,267,683 Shares	728,060,549 Shares
Capital stock	3,611,338 million Won	3,640,303 million Won

Hybrid Securities
(4)	Hybrid securities
The bond-type hybrid securities classified as owner’s equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	December 31, 2020	December 31, 2021
Securities in local currency	2019-07-18	—	3.49	500,000	500,000
Securities in local currency	2019-10-11	—	3.32	500,000	500,000
Securities in local currency	2020-02-06	—	3.34	400,000	400,000
Securities in local currency	2020-06-12	—	3.23	300,000	300,000
Securities in local currency	2020-10-23	—	3.00	200,000	200,000
Securities in local currency	2021-04-08	—	3.15	—	200,000
Securities in local currency	2021-10-14	—	3.60	—	200,000
Issuance cost				(4,634)	(5,619)

Total				1,895,366	2,294,381

The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.

Changes in the accumulated other comprehensive income or loss
(5)	Accumulated other comprehensive income
Changes in the accumulated other comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(87,182)	(24,180)	43,021	(3,573)	(71,914)
Changes in capital due to equity method	302	(1,420)	—	2,033	915
Gain (loss) on foreign currency translation of foreign operations	(244,735)	96,157	—	(4,409)	(152,987)
Remeasurement gain (loss) related to defined benefit plan	(236,726)	(48,244)	—	13,993	(270,977)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(3,869)	(32,719)	31,756	(860)	(5,692)

Total	(572,210)	(10,406)	74,777	7,184	(500,655)

(*)
The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 29,368 million Won are due to disposal of equity securities during the period.

	For the year ended December 31, 2020
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Classified as held for sale	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(71,914)	115,167	(30,643)	—	(22,443)	(9,833)
Changes in capital due to equity method	915	(3,171)	—	(1,691)	1,338	(2,609)
Gain (loss) on foreign currency translation of foreign operations	(152,987)	(152,486)	—	—	7,110	(298,363)
Remeasurement gain (loss) related to defined benefit plan	(270,977)	13,492	—	—	(3,710)	(261,195)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(5,692)	4,568	—	—	(262)	(1,386)
Capital related to noncurrent assets held for sale	—	—	—	1,691	(465)	1,226

Total	(500,655)	(22,430)	(30,643)	—	(18,432)	(572,160)

(*)
The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 2,664 million won are due to disposal of equity securities during the period.

	For the year ended December 31, 2021
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(9,833)	(174,113)	(32,624)	54,048	(162,522)
Changes in capital due to equity method	(2,609)	3,885	—	(1,414)	(138)
Gain (loss) on foreign currency translation of foreign operations	(298,363)	239,614	—	(5,032)	(63,781)
Remeasurement gain (loss) related to defined benefit plan	(261,195)	90,337	—	(25,086)	(195,944)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(1,386)	6,416	1,221	(698)	5,553
Capital related to noncurrent assets held for sale	1,226	(1,306)	—	359	279

Total	(572,160)	164,833	(31,403)	22,177	(416,553)

(*)
The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (2,220) million Won, 946 million Won and (947) million Won are due to disposal of equity securities, equity method investments and non-current assets held for sale, respectively during the period.

Summary of Treasury Stocks
(6)	Treasury stock
Details of treasury stocks are as follows (Unit: Shares, Korean Won in millions):

	December 31, 2020		December 31, 2021
	Number of shares	Book value	Number of shares	Book value
Beginning balance	2	—	2	—
Acquisition	—	—	343,989	3,819
Disposal	—	—	—	—

Ending balance	2	—	343,991	3,819